Basis of measurement - Capital management (Details)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
Basis of measurement
Borrowings	R$ 1,247,652,000	R$ 1,318,138,000
Cash and cash equivalents	(423,266,000)	(271,607,000)	R$ (118,918,000)	R$ (61,754,000)
Net debt	824,386,000	1,046,531,000
Equity	1,356,797,000	447,088,000	R$ 337,918,000	R$ 327,194,000
Total capital	R$ 2,181,183,000	R$ 1,493,619,000
Leverage ratio	0.378	0.701